Cover	6 Months Ended
Oct. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	CONNEXA SPORTS TECHNOLOGIES, INC.
Entity Central Index Key	0001674440
Entity Tax Identification Number	61-1789640
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2709 N. Rolling Road
Entity Address, Address Line Two	Suite 138
Entity Address, City or Town	Windsor Mill
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21244
City Area Code	(443)
Local Phone Number	407-7564
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1013 Centre Road
Entity Address, Address Line Two	Suite 403-B
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19805
City Area Code	(888)
Local Phone Number	528-2677
Contact Personnel Name	Vcorp Services LLC